Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Event
Subsequent Event:

The American Taxpayer Relief Act of 2012 (the “Act”) was enacted on January 2, 2013. Included in the Act were extensions through 2013 of several expired or expiring temporary business tax provisions, commonly referred to as “extenders.” The tax impact of new legislation is recognized in the reporting period in which it is enacted. Therefore, PMI will recognize the impact of the Act in the consolidated financial statements in the first quarter of 2013. The impact of the Act is not expected to be material to PMI's consolidated financial position, results of operations or cash flows.